Cover Page - shares	9 Months Ended
	Sep. 30, 2019	Oct. 11, 2019
Cover [Abstract]
Document Type	10-Q
Document Period End Date	Sep. 30, 2019
Document Quarterly Report	true
Document Transition Report	false
Entity File Number	001-32982
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	63-0821819
Entity Address, Address Line One	One Allentown Parkway
Entity Address, City or Town	Allen
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75002
City Area Code	972
Local Phone Number	390-9800
Title of 12(b) Security	Common stock, Par Value $0.10 per share
Trading Symbol	ATRI
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		1,854,829
Entity Current Reporting Status	Yes
Entity Registrant Name	ATRION CORP
Entity Central Index Key	0000701288
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2019